UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05009

COLORADO BONDSHARES —
A
TAX-EXEMPT
FUND
(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808
(Name and address of agent for service)

Registrant’s telephone number, including area code:
303-572-6990
Date of fiscal year end:
09/30
Date of reporting period:
03/31/2025

Item 1.	Reports to Stockholders.

COLORADO BONDSHARES A TAX-EXEMPT FUND
TICKER: HICOX

Semi-Annual Shareholder Report (March 31, 2025)
This semi-annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at
1-800-572-0069.

What were the Fund costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Colorado BondShares	$28	0.56%
*Annualized for period less than one year.

What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,845,973,147

Total number of portfolio holdings	315

Total advisory fees paid	$4,571,786

Portfolio turnover rate as of the end of the reporting period	4.54%

What is the fund invested
in
?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Portfolio Breakdown by Credit Rating
(As of March 31, 2025)

Portfolio Breakdown by Type of Investment
(As of March 31, 2025)

How can you get additional information about the fund?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.coloradobondshares.com. You can also request this information by contacting us at
1-800-572-0069.

2	C OLORADO B OND S HARES

Item 2.	Code of Ethics.

Not applicable for this reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(HICOX)

Semi-Annual Financial Statements

March 31, 2025

(303) 572-6990

www.coloradobondshares.com

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

March 31, 2025 (unaudited)

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 60.5%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$1,600,000
Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,575,000	3,958,473
Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	657,621
Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,533,697
Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,436,600
Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	611,750
Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,729,020
Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,499,720
Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,340,587
Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,108,934
Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,631,720
Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,131,025
Bent Grass MD - Series A - 2049	12/1/2049	5.25%	1,690,000	1,606,920
Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,026,656
Bramming Farm MD #1 - Series A - 2044	12/1/2044	6.00%	1,845,000	1,815,978
Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	527,704
Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,521,562
Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,619,963
Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,417,000	1,327,276
Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,723,976
Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,570,946
CCP MD 3 - Series A - 2053	12/1/2053	5.00%	1,200,000	1,169,880
Canyons MD 5 - Series B - 2054	12/1/2054	6.50%	2,064,000	2,106,333
Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	3,033,414
Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,882,332
Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	18,820,575
Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,375,000	1,308,794
Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,897,948
City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,913,995
City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,345,499
Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	4,570,000	4,170,079
Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,347,019
Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,745,135
Clear Creek Transit MD #2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,495,164
Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	3,047,612
Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,339,390
Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,046,956
Colliers Hill MD #2 - Series B – 2047 (g)	12/15/2047	5.75%	2,250,000	2,188,530
Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	7,980,948
Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	17,461,418
Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,056,452

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538
Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,935,878
Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	1,278,869
CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,110,000	3,047,738
CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	23,905,000	23,830,655
CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,345,000	17,291,057
CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,370,000	8,138,151
CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	35,975,000	34,101,062
CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,525,000	6,242,598
CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,685,000	22,832,103
CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,189,166
CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,947,363
CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	4,033,058
CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,950,191
CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	17,911,979
CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,464,222
CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,812,863
CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,885,075
CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,730,461
CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	76,170,000	75,542,359
CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	3,785,000	3,756,537
CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,529,966
CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	39,436,740
CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,638,490
CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,816,863
CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	7.00%	10,595,000	10,765,580
Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,807,400
Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,743,000
700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2025	0.00%	3,755,000	3,500,000
Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,360,400
Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	10,000,000	10,339,200
Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	539,000	520,227
Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	185,000	180,022
Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	215,226
Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	638,893
Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,462,191
Conifer MD - Series A - 2030 (j)	12/1/2030	0.00%	10,000,000	4,514,271
Conifer MD - Series A - 2032 (j)	12/1/2032	0.00%	1,450,000	654,569
Conifer MD - Series A - 2033 (j)	12/1/2033	0.00%	1,550,000	699,712
Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,758,000	1,644,433
Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,552,508
Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600
Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,703,250
Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,361,805
Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,592,237
Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,578,000	4,657,886
E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,426,762
Eagle Brook Meadows MD #3 - Series A – 2051 (g)	12/1/2051	5.00%	1,600,000	1,404,368
Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	6,011,040

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,759,555
Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,037,000	995,738
Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	563,947
Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,639,606
Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	490,235
Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,943,248
Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,877,150
Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	14,468,530
Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,973,510
Gold Hill North BID - Series A - 2054 (m)	12/1/2054	5.60%	3,600,000	3,498,804
Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	2,759,000	2,293,308
Green Gables MD #3 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	3,096,348
Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,314,560
Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,739,796
Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	4,851,736
Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,514,500
Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,823,713
Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,323,743
Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	702,155
Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,456,442
Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,380,800
Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,283,079
Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200
Independence MD #3 - Series A - 2054	12/1/2054	5.38%	4,500,000	4,373,595
Indy Oak Tod MD - Series A - 2050	12/1/2050	5.50%	1,060,000	1,096,040
Indy Oak Tod MD - Series B - 2050 (g)	12/15/2050	8.00%	736,000	762,437
Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	732,000	663,997
Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,896,374
Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2028	8.00%	1,006,000	1,025,682
Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,496,736
Karl’s Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,200,900
Karl’s Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	3,153,503
Karl’s Farm MD # 2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	582,230
Lafferty Canyon MD - Series A - 2055	12/1/2055	5.63%	1,500,000	1,474,665
Lafferty Canyon MD - Series B - 2055 (g)	12/1/2055	8.00%	835,000	832,378
The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	16,757,362
Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,665,435
Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,795,590
Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	873,500
Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,125,100
Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	10,111,643
Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,182,000	1,191,811
Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	612,539
Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	329,418
Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,380,907
Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,559,291
Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,264,602
Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,032,000	1,035,292

Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,485,179
Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,767,220
Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	6.13%	2,000,000	2,001,420
Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	10,836,072
Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,349
Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,215,762
Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	841,750
Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	488,000	489,513
Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,403,006
Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	9,120,866
Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,625,189
Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,135,798
Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	602,297
Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,131,131
Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,508,400
North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	1,988,800
Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	962,570
Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	2,979,012
Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	5,147,751
Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,458,009
Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,407,469
Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,819,000	1,871,587
Pinery Commercial MD 2 - Series A - 2054	12/1/2054	5.75%	3,200,000	3,204,064
Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	23,031,638
The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,697,867
Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,441,568
Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	441,906
Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,631,320
PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	28,165,000	27,967,000
Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,760,000	1,637,310
Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,868,971
Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	484,490
Ritoro MD - Series B - 2057 (g)	12/15/2057	6.25%	658,000	647,683
Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	1,021,500
Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,432,886
Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,047,883
Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,845,650
Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,844,232
Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,054,220
Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,132,558
Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,935,000	2,723,533
Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	902,957
RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,849,706
Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,053,000	1,022,084
Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	605,012
Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,177,886
Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	698,004
Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,703,292
64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	4,944,700

Sky Dance MD #2 - Series A - 2054	12/1/2054	6.00%	2,500,000	2,459,275
Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	3,218,283
Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	500,465
Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,924,640
Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,352,885
Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,239,581
Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,306,929
Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,564,716
Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,604,673
STC MD #2 - Series A - 2029	12/1/2029	4.00%	1,615,000	1,588,223
STC MD #2 - Series A - 2038	12/1/2038	5.00%	15,160,000	14,793,583
STC MD #2 - Series B - 2049 (g)	12/15/2049	8.00%	3,954,000	3,812,012
Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,026,390
Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,298,615
Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,338,982
Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,514,375
Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,559,180
Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	1,903,360
Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	990,196
Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,571,880
Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,823,098
Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,412,778
Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,245,344
Trailside MD #4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,219,921
Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,191,949
Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000
Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	10,736,260
Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,697,569
Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	597,360
Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,265,000	2,116,212
Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,284,000	1,264,727
Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	576,438
Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,230,353
Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	5,059,898
White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,671,542
Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,176,064
Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,182,208

Colorado (amortized cost $1,173,648,360)			1,239,081,507	1,116,907,575

Colorado Municipal Bonds (amortized cost $1,173,648,360)			$1,239,081,507	$1,116,907,575

Other Municipal Bonds 6.6%
South Dakota 56.2%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,572,009
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	3,018,842
Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,191,535
Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,623,181
Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,179,201
Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,268,982

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,285,919
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	764,284
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	791,521
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	819,341
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	854,177
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	883,156
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	920,972
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	953,329
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	993,726
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,034,035
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,082,081
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,114,430
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,019,327
Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,800,000	1,704,708
Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,527,240
Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,700,000	4,641,510
Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	797,296
Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,227,421

South Dakota (amortized cost $80,655,000)			80,655,000	68,268,222

Utah 34.0%
Arrowhead Springs PID - Series A - 2054 (m)	12/1/2054	5.63%	3,200,000	3,201,056
Coral Canyon IFD - Series A - 2053 (m)	12/1/2053	5.50%	13,545,000	13,241,321
Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	826,254
Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	500,674
Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,750,000	2,644,153
Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	10,000,000	9,242,500
Pointe West PID - Series A - 2053 (m)	12/15/2053	5.50%	3,090,000	2,990,966
Soleil Hills PID - Series A - 2055 (m)	3/1/2055	5.88%	2,425,000	2,389,159
Range IFD - Series A - 2053 (m)	12/1/2053	5.50%	6,515,000	6,253,097

Utah (amortized cost $41,901,619)			42,854,000	41,289,178

Puerto Rico 8.1%
Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	105,792
Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	107,675
Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	107,267
Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	90,644
Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	79,496
Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	67,504
Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	88,800
Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	88,038
Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	81,633
Puerto Rico - Series A - 2043	7/1/2043	3.00%	383,020	239,867
Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	275,216
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	138,573
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	988,371
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,560,376
Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	267,000	244,796
Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	220,004

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	262,997
Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	270,886
Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,173,845
Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	707,654
Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,387,531
Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	40,267
Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	543,512

Puerto Rico (amortized cost $8,993,865)			15,098,802	9,870,745

Washington 1.4%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,750,000	1,691,550

Washington (amortized cost $1,638,630)			1,750,000	1,691,550

California 0.2%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	244,917	254,123

California (amortized cost $244,917)			244,917	254,123

Other Municipal Bonds (amortized cost $133,434,030)			$140,602,719	$121,373,818

Short-Term Municipal Bonds 3.1%
Colorado 84.6%
Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$2,031,918
CECFA Monarch Montessori - Series A - 2025 (m)	5/15/2025	4.75%	8,175,000	8,163,555
CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	2.92%	3,725,000	3,725,000
Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	2.85%	1,100,000	1,100,000
Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	837,000
Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	2.85%	31,660,000	31,660,000
STC MD #2 - Series A - 2025	12/1/2025	3.00%	555,000	551,376

Colorado (amortized cost $50,457,891)			50,460,000	48,068,849

Oregon 10.2%
Multnomah County Hospital - Series A - 2023 (m)	10/1/2025	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 4.3%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	610,000	596,379
Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,101,754
Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	735,279

South Dakota (amortized cost $2,465,000)			2,465,000	2,433,411

Utah 0.8%
Ares Strategic Mining / Taxable - Series A - 2025 (m)	12/15/2025	12.00%	500,000	482,725

Utah (amortized cost $452,381)			500,000	482,725

Puerto Rico 0.1%
Puerto Rico - Series A - 2025	7/1/2025	5.38%	51,483	51,712

Puerto Rico (amortized cost $54,995)			51,483	51,712

Short-Term Municipal Bonds (amortized cost $59,245,267)			$59,291,483	$56,851,697

Colorado Capital Appreciation and Zero Coupon Bonds 2.1%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$7,446,532
Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	15,875,630
Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,335,399
Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,789,538
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	101,468
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	446,174
PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,881,875
PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	2,000,778
Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,583,741
Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,611,908
Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	1,000,000	909,710

Colorado (amortized cost $46,808,320)			78,525,000	38,982,752

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $46,808,320)			$78,525,000	$38,982,752

Colorado Taxable Certificates/Notes/Bonds 0.4%
Colorado 100.0%
CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)	7/1/2030	8.00%	$935,000	$940,722
CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,960,000	1,940,165
CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,910,471
CECFA Colorado Skies Academy / Taxable - Series A1 – 2030 (m)	7/1/2030	7.50%	500,000	512,825
Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,733,000	1,698,669
Tabernash Pole Creek Note – 2025 (a)(j)	12/31/2025	0.00%	227,347	190,000

Colorado (amortized cost $7,315,347)			7,315,347	7,192,852

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,315,347)			$7,315,347	$7,192,852

Other Assets 0.0%
Utah 100.0%
Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$911,299

Utah (amortized cost $1,000,000)			6,780,500	911,299

Other Assets (amortized cost $1,000,000)			$6,780,500	$911,299

Total investments, at value (amortized cost $1,421,451,324)	72.7%			$1,342,219,993
Other assets net of liabilities	27.3%			503,753,154

Net Assets	100.0%			$1,845,973,147

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).
(b)

Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations. No pre-refunded bonds were owned by the Fund at March 31, 2025.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.
(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.
(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2025. Income on this security is derived from the cash flow of the issuer.
(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2025.
(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $6,181,285 or less than 1.0% of net assets, as of March 31, 2025.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).
(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.
(l)	The Fund is not a party to any forbearance agreements as of March 31, 2025.
(m)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025 the aggregate value was $566,299,663 representing 30.68% of net assets.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	US Bank, N.A.

2.	BNP Paribas

3.	JP Morgan Chase Bank N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABs-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

MD-Metropolitan District

P/O-Principal Only

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2025 (unaudited)

ASSETS
Investments, at value (amortized cost 1,421,451,324)	$1,342,219,993
- see accompanying schedule
Cash	235,347,561
Interest receivable	180,197,857
Purchase accrued interest (note 7)	92,156,671
Bond interest receivable	365,956

TOTAL ASSETS	1,850,288,038

LIABILITIES
Payables and other liabilities:
Dividends payable	3,365,000
Management fees payable	786,210
Accrued expenses payable	163,681

TOTAL LIABILITIES	4,314,891

NET ASSETS	$1,845,973,147

COMPOSITION OF NET ASSETS
Paid-in capital	$1,926,446,918
Accumulated net realized gain (loss)	(1,242,440)
Net unrealized depreciation of investments	(79,231,331)

NET ASSETS	$1,845,973,147

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE	$8.91

(based on 207,303,705 shares of beneficial interest outstanding at March 31, 2025 unlimited number of no par value shares authorized)
MAXIMUM OFFERING PRICE PER SHARE	$9.35

(net asset value plus sales charge of 4.75% of offering price)

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2025 (unaudited)

INVESTMENT INCOME
Interest	$58,021,640
EXPENSES
Management fees (note 4)	4,571,786
Custodian fees (note 5)	55,082
Legal and auditing fees	119,974
Portfolio pricing fees	33,126
Registration fees	18,353
Shareholders’ reports	46,774
Transfer agency expenses (note 4)	132,967
Trustees’ fees	6,006
Other	199,868

Total expenses	5,183,936
Custody credits (note 5)	(43,070)

Net expenses	5,140,866

NET INVESTMENT INCOME	52,880,774

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	(3,929,130)
Net unrealized appreciation (depreciation) on investments	(24,435,341)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(28,364,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,516,303

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$52,880,774	$88,885,149
Net realized gain (loss) on investments	(3,929,130)	2,330,850
Unrealized appreciation (depreciation) on investments	(24,435,341)	123,725,352

Net increase (decrease) in net assets resulting from operations	24,516,303	214,941,351

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(52,880,774)	(88,885,149)
Net realized gain to shareholders from investment transactions	(603,197)	(885,589)

Total distributions to shareholders	(53,483,971)	(89,770,738)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	68,460,513	132,412,182
Reinvested dividends and distributions	36,542,905	62,774,205
Redemption of shares	(53,261,420)	(143,335,236)

Increase (decrease) in net assets derived from beneficial interest transactions	51,741,998	51,851,151

Net increase (decrease) in net assets	22,774,331	177,021,764
NET ASSETS:
Beginning of period	1,823,198,816	1,646,177,052

End of period	$1,845,973,147	$1,823,198,816

See accompanying notes to financial statements.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For the Fiscal Year Ended September 30
For a share outstanding throughout the period	3/31/2025	2024	2023	2022	2021
	(unaudited)
Net asset value, beginning of period	$9.05	$8.41	$8.50	$9.39	$9.22

Income From Investment Operations
Net investment income (1)	0.26	0.45	0.43	0.37	0.37
Net gain or (loss) on investments (both realized and unrealized)	(0.14)	0.64	(0.07)	(0.88)	0.19

Increase (decrease) from investment operations	0.12	1.09	0.36	(0.51)	0.56
Less Distributions
Dividends to shareholders from net investment income	(0.26)	(0.45)	(0.43)	(0.37)	(0.37)
Distributions from realized capital gains	$—	$—	$(0.02)	$(0.01)	$(0.02)

Total Distributions	(0.26)	(0.45)	(0.45)	(0.38)	(0.39)

Net increase (decrease) in net asset value	(0.14)	0.64	(0.09)	(0.89)	0.17

Net Asset Value, end of period	$8.91	$9.05	$8.41	$8.50	$9.39

Total Return, at Net Asset Value (2)	1.35%+	13.24%	4.21%	-5.72%	5.91%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	5.76%*	5.12%	4.99%	4.01%	3.92%
Total expenses	0.56%*	0.60%	0.61%	0.55%	0.61%
Net expenses	0.56%*	0.59%	0.61%	0.55%	0.61%
Net assets, end of period (000s)	$1,845,973	$1,823,199	$1,646,177	$1,675,670	$1,768,143

Portfolio turnover rate (3)	4.54%	5.58%	6.23%	9.94%	10.66%

+	not annualized
*	annualized
(1)	Net investment income per share was calculated using an average shares method.
(2)

Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities that have been called or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2025 were $61,517,361 and $60,177,410 respectively.

See accompanying notes to financial statements.

COLORADO BONDSHARES

A TAX-EXEMPT FUND

Notes to Financial Statements (unaudited)

(1) Organization

Colorado BondShares – A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”).

(2) Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of financial position and results of operations for the reporting period. The following summarizes the significant accounting policies of the Fund:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This update is limited to disclosure requirements and does not impact the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Fund operates as a single operating segment. The Fund’s portfolio management team serves as the Chief Operating Decision Maker (CODM). The CODM oversees the Fund’s overall performance and is responsible for its long-term asset allocation outlined in the Fund’s prospectus based on the investment objective executed by the Fund’s portfolio management team. The CODM evaluates performance and makes resource allocation decisions based on financial information including portfolio composition, expected total returns, costs and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions). This information is presented in the fund’s financial statements. Segment assets are reported as “total assets” on the Statement of Assets and Liabilities and segment expenses are reported on the Statement of Operations.

(a) Investment Valuation and Risk

The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2025:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Other Assets	Total Securities March 31, 2025
Level 1 Securities	$—	$—	$—	$—	$—	$911,299	$911,299
Level 2 Securities	1,101,721,407	121,119,695	54,819,779	32,217,059	6,062,130		1,315,940,070
Level 3 Securities	15,186,167	254,123	2,031,918	6,765,694	1,130,722	—	25,368,624

Totals	$1,116,907,574	$121,373,818	$56,851,697	$38,982,753	$7,192,852	$911,299	$1,342,219,993

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Other Assets	Totals
Level 3 Beginning Balance September 30, 2024	$13,860,446	$264,992	$3,089,058	$6,774,649	$190,000	$0	$24,179,145
Unrealized Losses	(74,026)	(5,139)	—	(8,955)	—	—	(88,120)
Unrealized Gains	342,607	—	—	—	5,722	—	348,329
Realized Losses	—	—	—	—	—	—	—
Realized Gains	—	—	—	—	—	—	—
Purchases	—	—	—	—	935,000	—	935,000
Sales	—	(5,730)	—	—	—	—	(5,730)
Transfers In to Level 3*	1,057,140	—	—	—	—	—	1,057,140
Transfers Out of Level 3*	—	—	(1,057,140)	—	—	—	(1,057,140)

Balance as of March 31, 2025	$15,186,167	$254,123	$2,031,918	$6,765,694	$1,130,722	$0	$25,368,624

*

Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities *	Fair Value as of March 31, 2025	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	$15,186,167	discounted cash flow	probability of default	5.00%	100.00%	27.23%
Other Municipal Bonds	254,123	discounted cash flow	probability of default	1.00%	1.00%	1.00%
Short-Term Municipal Bonds	2,031,918	discounted cash flow	probability of default	5.00%	5.00%	5.00%
Colorado Capital Appreciation and Zero Coupon Bonds	6,765,694	discounted cash flow	probability of default	5.00%	100.00%	98.58%
Colorado Taxable Certificates/Notes/Bonds	1,130,722	discounted cash flow	probability of default	0.00%	100.00%	16.80%
Other Assets	—	discounted cash flow	probability of default	0.00%	0.00%	0.00%

Total Level 3 Securities at March 31, 2025	$25,368,624

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

*

The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

**

Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

(b) Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2025, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits. The Fund’s balances are covered up to $250,000 per institution.

(c) Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments, the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management reviewed the Fund’s tax position for all open tax years. As of March 31, 2025, the Fund had a tax liability of $1,702,688 related to undistributed capital gain. This liability represents the Fund’s estimated exposure arising from transactions that occurred in the prior fiscal year. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2025 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Other Assets	Totals
Cost of investments	$1,173,648,360	$133,434,030	$59,245,267	$46,808,320	$7,315,347	$1,000,000	$1,421,451,324

Gross unrealized appreciation	$15,085,614	$1,188,088	$30,344	$2,007,740	$18,547	—	$18,330,333
Gross unrealized depreciation	($71,826,399)	($13,248,301)	($2,423,913)	($9,833,308)	($141,042)	($88,701)	($97,561,664)

Net unrealized appreciation (depreciation) of investments	($56,740,785)	($12,060,213)	($2,393,569)	($7,825,568)	($122,495)	($88,701)	($79,231,331)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

(d) Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $14,061,261 or 0.76% of net assets, as of March 31, 2025. These securities have been identified in the accompanying Schedule of Investments.

The Fund is not a party to any forbearance agreements as of March 31, 2025.

(e) Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $61,517,361 and $60,177,410 respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly the Fund treats these obligations as short-term holdings. On March 31, 2025, the interest rates paid on these obligations ranged from 2.92% to 2.85%.

(f) Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g) Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at March 31, 2025.

(3) Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	(unaudited)
	Shares	Amount	Shares	Amount
Shares sold	7,648,629	$68,460,513	15,100,535	$132,412,182
Dividends reinvested	4,076,239	36,542,905	7,150,728	62,772,106

	11,724,868	105,003,418	22,251,263	195,184,288
Shares redeemed	(5,955,371)	(53,261,420)	(16,440,100)	(143,333,137)

Net increase (decrease) in shares outstanding	5,769,497	$51,741,998	5,811,163	$51,851,151

(4) Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2025. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Crest Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Traveler’s Insurance Company and all the commissions referred to above were paid by Travelers. Crest Insurance received no compensation directly from the assets of the Fund.

The Fund does not have any Trustees who are affiliated with the Adviser or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Adviser for any compensation or fees associated with the Chief Compliance Officer.

(5) Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $43,070 for the period ended March 31, 2025.

(6) Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7) Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the March 31, 2025 balance of $92,156,671). Approximately $272,044,067 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $107,675,685 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

(8) Litigation

Litigation

The Fund is periodically involved in various legal proceedings. As of March 31, 2025, the Fund has a litigation payable of -$3,928 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2024 on Form NPORT-P filed with the Securities and Exchange Commission (“SEC”) on February 28, 2025. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of March 31, 2025, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. The Fund filed a Notice of Appeal to the Colorado Court of Appeals on June 18, 2024. The Fund expects oral argument on the appeal to occur in or around May 20, 2025, with a decision in mid-2025. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.

(9) Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Plante Moran during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) Aggregate renumeration paid to Trustees is included in the Statement of Operations under the line item “Trustee Fees” filed under Item 7 of this Form N-CSR.

(2) None.

(3) None.

(4) None.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for this reporting period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable (See Item 2(f)(3) of this report).

(a)(2)(i) (99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii) (99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(b) (99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly Interim President, Secretary and Treasurer
Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly
Interim President, Secretary and Treasurer (Principal Executive Officer and
Principal Financial Officer)
Date: June 4, 2025